Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 99.1%

AUSTRALIA — 1.7%
Rio Tinto PLC	603,184	$36,197,199

BRAZIL — 3.7%
MercadoLibre, Inc. *	39,639	77,330,536

CANADA — 5.0%
Constellation Software, Inc.	13,030	41,265,092
Lumine Group, Inc. *	745,888	20,991,949
Shopify, Inc., Class A *	223,209	21,311,995
Stella-Jones, Inc.	224,732	10,656,831
TFI International, Inc.	142,717	11,050,018
		105,275,885
CHINA — 9.6%
Kweichow Moutai Co., Ltd., Class A	71,900	15,457,437
Meituan, Class B *	1,168,600	23,515,118
Midea Group Co., Ltd., Class A	2,279,800	24,642,261
Ping An Insurance Group Co. of China Ltd., Class H	2,320,500	13,850,955
Silergy Corp.	947,000	11,000,143
Tencent Holdings Ltd.	1,226,300	78,355,609
Tencent Music Entertainment Group ADR	2,261,463	32,587,682
		199,409,205
DENMARK — 5.8%
Ambu A/S, B Shares	528,732	9,084,388
Demant A/S *	597,969	20,095,371
DSV A/S	235,915	45,621,527
Novo Nordisk A/S, B Shares	236,105	16,144,467
Novonesis (Novozymes) B, B Shares	537,652	31,305,605
		122,251,358
FINLAND — 0.9%
Kone Oyj, Class B	332,598	18,351,319

FRANCE — 7.0%
Danone SA	562,097	42,992,143
Dassault Systemes SE	715,308	27,233,731
Edenred	983,349	31,955,390
LVMH Moet Hennessy Louis Vuitton SE	35,676	22,093,385
Nexans SA	113,677	11,160,036
Sartorius Stedim Biotech	55,929	11,080,491
		146,515,176
GERMANY — 8.8%
BioNTech SE ADR *	102,312	9,316,531
Deutsche Boerse AG	194,027	57,249,560
Rational AG	23,503	19,581,668
SAP SE	188,756	50,577,109
Scout24 SE	457,936	47,956,204
		184,681,072
HONG KONG — 1.4%
AIA Group Ltd.	3,784,200	28,645,915

INDIA — 4.0%
HDFC Bank Ltd.	1,842,917	39,284,013
ICICI Lombard General Insurance Co., Ltd.	1,026,417	21,486,340

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
INDIA (continued)
Reliance Industries Ltd.	1,501,214	$22,319,046
		83,089,399
IRELAND — 1.8%
Kingspan Group PLC	472,736	38,186,768

ITALY — 4.4%
FinecoBank Banca Fineco SpA	1,984,709	39,310,323
Ryanair Holdings PLC ADR	1,050,571	44,512,693
Technoprobe SpA *	1,345,147	8,418,418
		92,241,434
JAPAN — 11.5%
FANUC Corp.	468,800	12,772,812
Keyence Corp.	44,800	17,615,816
Money Forward, Inc. *	549,800	14,786,956
MonotaRO Co., Ltd.	1,334,800	24,935,057
NIDEC Corp.	564,600	9,475,276
Nihon M&A Center Holdings, Inc.	4,379,000	16,972,675
Nintendo Co., Ltd.	296,700	20,168,984
Olympus Corp.	1,285,900	16,833,370
Recruit Holdings Co., Ltd.	344,700	17,859,346
Shimano, Inc.	119,000	16,709,147
SMC Corp.	44,400	15,888,271
Sony Group Corp.	2,279,200	57,670,612
		241,688,322
KAZAKHSTAN — 1.0%
Kaspi.KZ JSC ADR	232,708	21,606,938

NETHERLANDS — 6.3%
Adyen NV *	22,476	34,451,128
ASML Holding NV	38,979	25,795,279
EXOR NV	217,237	19,727,977
IMCD NV	190,265	25,320,776
Topicus.com, Inc. *	271,677	26,655,138
		131,950,298
PANAMA — 0.7%
Copa Holdings SA, Class A	147,082	13,599,202

RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	7,738,600	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 1.5%
Sea Ltd. ADR *	232,467	30,334,619

SOUTH AFRICA — 1.4%
Discovery Ltd.	2,755,239	29,979,284

SOUTH KOREA — 3.0%
Coupang, Inc. *	984,939	21,599,712
Samsung Electronics Co., Ltd.	1,045,444	41,447,122
		63,046,834
SPAIN — 1.7%
Amadeus IT Group SA	451,922	34,609,544

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SWEDEN — 2.1%
Atlas Copco AB, B Shares	2,620,761	$36,853,459
MIPS AB	206,167	7,913,109
		44,766,568
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	135,163	23,594,855

TAIWAN — 4.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,075,000	86,601,196

UNITED KINGDOM — 2.2%
B&M European Value Retail SA	2,946,461	9,952,844
Oxford Nanopore Technologies PLC *	2,636,165	3,483,587
Unilever PLC	536,514	32,012,222
		45,448,653
UNITED STATES — 8.4%
CRH PLC	554,829	48,626,694
Experian PLC	740,694	34,320,301
Monday.com Ltd. *	43,104	10,481,169
Nestle SA	311,757	31,505,111
Roche Holding AG	88,246	29,044,197
Spotify Technology SA *	39,850	21,918,695
		175,896,167
Total Common Stocks
(cost $1,392,967,287)		2,075,297,746

WARRANT — 0.0%(a)

CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	0

Total Warrant
(cost $0)		0

TOTAL INVESTMENTS — 99.1%
(cost $1,392,967,287)		$2,075,297,746
Other assets less liabilities — 0.9%		19,549,589
NET ASSETS — 100.0%		$2,094,847,335

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$448,681,671	$1,626,616,075	$0	$2,075,297,746
Warrant**	—	0	—	0
Total	$448,681,671	$1,626,616,075	$0	$2,075,297,746

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2025.